SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of cash, cash equivalents and restricted cash
	As of June 30, 2025	As of December 31, 2024
Cash and cash equivalents	160,563	157,779
Long term restricted cash	318	-
Cash, cash equivalents and restricted cash	160,881	157,779

Schedule of net income per share
	Six months ended June 30,
	2 0 2 5	2 0 2 4
Net income for basic earnings per share	133,114	82,002
Amortization of debt issuance costs related to the Convertible Notes, net of tax	500	567
Net income for diluted earnings per share	133,614	82,569

Basic weighted-average shares outstanding	29,315	29,018
Dilutive effect of share-based compensation	357	522
Dilutive effect of Convertible Senior Notes	2,358	2,681
Diluted weighted average shares outstanding	32,030	32,221

Earnings per share:
Basic	4.54	2.83
Diluted	4.17	2.56